CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income / (Loss) (Note 23)	Parent [Member]	Non-controlling Interest (Note 24) [Member]
Balance at Dec. 31, 2015	$ 935,951,602	$ 15,835	$ (24,045,440)	$ 531,233,336	$ 80,049,764	$ 317,765,089	$ 30,951,837	$ 935,970,421	$ (18,819)
Balance, shares at Dec. 31, 2015		142,802,936
Capital injection from non-controlling interests	10,064,263	$ 0	0	0	0		0	0	10,064,263
Exercise of share options	3,356,870	$ 216	0	3,356,654	0		0	3,356,870	0
Exercise of share options, shares		2,160,884
Treasury share repurchases	(29,688,648)	$ 0	(29,688,648)	0	0		0	(29,688,648)	0
Treasury share repurchases, shares		(13,198,238)
Shares repurchased under RSU plan	(4,003,999)	$ 0	0	(4,003,999)	0		0	(4,003,999)	0
Shares repurchased under RSU plan, shares		(1,614,220)
Other comprehensive loss	(66,273,588)	$ 0	0	0	0		(65,634,725)	(65,634,725)	(638,863)
Stock-based compensation expenses	7,828,255	$ 0	0	7,828,255	0		0	7,828,255	0
Stock-based compensation expenses, Shares		1,275,379
Net income	79,462,680	$ 0	0	0	0	72,977,548	0	72,977,548	6,485,132
Appropriation to statutory reserves	0	0	0	0	15,923,532	(15,923,532)	0	0	0
Dividends to shareholders	(20,545,257)	0	0	0	0	(20,545,257)	0	(20,545,257)	0
Balance at Dec. 31, 2016	916,152,178	$ 16,051	(53,734,088)	538,414,246	95,973,296	354,273,848	(34,682,888)	900,260,465	15,891,713
Balance, shares at Dec. 31, 2016		131,426,741
Capital injection from non-controlling interests	29,911,731	$ 0	0	0	0		0	0	29,911,731
Exercise of share options	4,255,920	$ 263	0	4,255,657	0		0	4,255,920	0
Exercise of share options, shares		2,631,928
Treasury share repurchases	(14,058,280)		(14,058,280)	0	0		0	(14,058,280)	0
Treasury share repurchases, shares		(5,481,846)
Shares repurchased under RSU plan	(3,485,952)	$ 0	0	(3,485,952)	0		0	(3,485,952)	0
Shares repurchased under RSU plan, shares		0
Other comprehensive loss	66,062,603	$ 0	0	0	0		63,908,624	63,908,624	2,153,979
Stock-based compensation expenses	4,154,255	$ 0	0	4,154,255	0		0	4,154,255	0
Stock-based compensation expenses, Shares		1,001,853
Net income	80,111,405	$ 0	0	0	0	63,627,551	0	63,627,551	16,483,854
Appropriation to statutory reserves	0	0	0	0	9,686,973	(9,686,973)	0	0	0
Dividends to shareholders	(26,090,734)	0	0	0	0	(26,090,734)	0	(26,090,734)	0
Balance at Dec. 31, 2017	1,057,013,126	$ 16,314	(67,792,368)	543,338,206	105,660,269	382,123,692	29,225,736	992,571,849	64,441,277
Balance, shares at Dec. 31, 2017		129,578,676
Adjustment to opening balance of equity (2(h)) at Dec. 31, 2018	(315,232,902)	$ 0	0	0	0	(269,081,493)	(9,132,084)	(278,213,577)	(37,019,325)
Capital injection from non-controlling interests	36,698,455	0	0	0	0		0	0	36,698,455
Acquisition of non-controlling interests	(7,887,375)			(12,056,879)				(12,056,879)	4,169,504
Exercise of share options	1,390,666	$ 85	0	1,390,581	0		0	1,390,666	0
Exercise of share options, shares		846,588
Treasury share repurchases	(19,846,720)		$ (19,846,720)	0	0		0	(19,846,720)	0
Treasury share repurchases, shares		(8,984,626)	(8,984,626)
Shares repurchased under RSU plan	(3,937,057)	$ 0	$ 0	(3,937,057)	0		0	(3,937,057)	0
Shares repurchased under RSU plan, shares		(3,089,050)
Other comprehensive loss	(50,627,532)	$ 0	0	0	0		(50,215,831)	(50,215,831)	(411,701)
Stock-based compensation expenses	3,382,628	$ 0	0	3,382,628	0		0	3,382,628	0
Stock-based compensation expenses, Shares		1,454,048
Net income	105,952,020	$ 0	0	0	0	73,034,549	0	73,034,549	32,917,471
Appropriation to statutory reserves	0	0	0	0	60,835,475	(60,835,475)	0	0	0
Dividends to shareholders	(25,739,147)	0	0	0	0	(25,739,147)	0	(25,739,147)	0
Dividends to non-controlling interests	(35,521,013)	0	0	0	0	0	0		(35,521,013)
Balance at Dec. 31, 2018	$ 745,645,149	$ 16,399	$ (87,639,088)	$ 532,117,479	$ 166,495,744	$ 99,502,126	$ (30,122,179)	$ 680,370,481	$ 65,274,668
Balance, shares at Dec. 31, 2018		119,805,636